Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Aug. 31, 2025	Jul. 28, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 28, 2024	Dec. 31, 2023	Dec. 01, 2023	Nov. 30, 2023	May 16, 2023	May 15, 2023	Dec. 31, 2022
Common stock, par value	$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares authorized	200,000,000			200,000,000		200,000,000	200,000,000	80,000,000
Common stock, shares issued	7,435,756			1,843,852			1,121,738
Common stock, shares outstanding	7,435,756			1,843,852			1,121,738
Preferred stock, shares authorized				1,000,000		1,000,000		1,000,000
Preferred stock, par value				$ 0.0001				$ 0.0001
Preferred stock, shares issued	0			0			0
Preferred stock, shares outstanding
M2i Global Inc [Member]
Common stock, par value		$ 0.001	$ 0.0001		$ 0.001				$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		1,000,000,000			1,000,000,000				1,000,000,000	1,000,000,000	75,000,000
Common stock, shares issued		691,528,945			581,704,525				514,333,691
Common stock, shares outstanding		691,528,945			581,704,525				514,333,691
Preferred stock, shares authorized		100,000			100,000				100,000
Preferred stock, par value		$ 0.001			$ 0.001				$ 0.001
Preferred stock, shares issued		100,000			100,000				100,000
Preferred stock, shares outstanding		100,000			100,000				100,000